INVESTED PORTFOLIOS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

November 6, 2017

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	InvestEd Portfolios (Registrant)
File Nos. 333-64172 and 811-10431 / CIK No. 0001141323

On behalf of the Registrant, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Registrant’s supplement dated October 16, 2017, to the InvestEd Portfolios Prospectus dated September 18, 2017. The purpose of this filing is to submit the data in XBRL format for the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at (913) 236-2227.

Very truly yours,

/s/Philip A. Shipp

Philip A. Shipp

Assistant Secretary